CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Subscription receivable	Statutory reserves	Accumulated earnings (deficit)	Accumulated Other Comprehensive (loss) income	Total shareholders' equity	Non-controlling interest	Total
Balance at beginning at Dec. 31, 2020	$ 4,000	$ 0	$ 7,632,000	$ 0	$ 8,000	$ (1,723,000)	$ 242,000	$ 6,163,000	$ 0	$ 6,163,000
Balance at beginning (in shares) at Dec. 31, 2020	4,935,700	0
STATEMENTS OF CHANGES IN EQUITY
Net (loss) income						(196,579,000)		(196,579,000)	651,000	(195,928,000)
Foreign currency translation adjustment							395,000	395,000	117,000	512,000
Reverse acquisition	$ (3,000)	$ (1,000)	(167,756,000)					(167,760,000)	(7,649,000)	(175,409,000)
Reverse acquisition (in shares)	4,628,333	6,000
Vesting of restricted shares award	$ 1,000		40,335,000					40,336,000		40,336,000
Vesting of restricted shares award (in shares)	1,238,668
Share-based compensation-option			1,254,000					1,254,000		1,254,000
Conversion of shares			1,436,000					1,436,000		1,436,000
Conversion of shares (shares)	72,610
Contingent liabilities assumed by Moatable, Inc.			8,897,000					8,897,000		8,897,000
Foreign currency translation adjustment, net of nil income taxes							395,000	395,000	117,000	512,000
Balance at ending at Dec. 31, 2021	$ 8,000	$ 1,000	227,310,000		8,000	(198,302,000)	637,000	29,662,000	8,417,000	38,079,000
Balance at ending (in shares) at Dec. 31, 2021	10,875,311	6,000
STATEMENTS OF CHANGES IN EQUITY
Shareholder investment	$ 0	$ 0	0	0	0	0	0	0	665,000	665,000
Net (loss) income						(84,706,000)		(84,706,000)	87,000	(84,619,000)
Issuance of ordinary shares and warrant for private placement	$ 1,000		4,243,000					4,244,000		4,244,000
Issuance of ordinary shares and warrant for private placement (in shares)	293,769,000
Dispose subsidiaries							(2,060,000)	(2,060,000)	(3,954,000)	(6,014,000)
Issuance of preferred shares		$ 2,000	24,591,000					24,593,000		24,593,000
Issuance of preferred shares (in shares)		50,000
Foreign currency translation adjustment							2,893,000	2,893,000	(1,027,000)	1,866,000
Vesting of restricted shares award	$ 1,000		39,309,000					39,310,000		39,310,000
Vesting of restricted shares award (in shares)	2,594,086
Issuance of ordinary shares held in escrow	$ 1,000		17,378,000					17,379,000		17,379,000
Issuance of ordinary shares held in escrow (in shares)	1,453,515
Conversion of shares (shares)	0
Foreign currency translation adjustment, net of nil income taxes							2,893,000	2,893,000	(1,027,000)	1,866,000
Balance at ending at Dec. 31, 2022	$ 11,000	$ 3,000	312,831,000		8,000	(283,008,000)	1,470,000	31,315,000	4,188,000	35,503,000
Balance at ending (in shares) at Dec. 31, 2022	15,216,681	56,000
STATEMENTS OF CHANGES IN EQUITY
Net (loss) income						(53,563,000)		(53,563,000)	9,000	(53,554,000)
Issuance of ordinary shares and warrant for private placement	$ 8,000		18,892,000	(17,900,000)				1,000,000		1,000,000
Issuance of ordinary shares and warrant for private placement (in shares)	10,500,000
Foreign currency translation adjustment							(580,000)	(580,000)	(763,000)	(1,343,000)
Vesting of restricted shares award	$ 2,000		11,966,000					11,968,000		11,968,000
Vesting of restricted shares award (in shares)	2,777,393
Conversion of shares	$ 5,000	$ (1,000)	310,000					397,000		314,000
Conversion of shares (shares)	7,000,000	(7,000)
Issuance of ordinary shares for acquisition of a subsidiary	$ 5,000		49,095,000					49,100,000		49,100,000
Issuance of ordinary shares for acquisition of a subsidiary (shares)	6,666,667
Issuance of ordinary shares for redemption of warrants	$ 5,000		60,000					65,000		65,000
Issuance of ordinary shares for redemption of warrants (shares)	6,536,000
Issuance of shares to settle payables for sales incentive			3,914,000					3,914,000
Issuance of shares to settle payables for sales incentive (shares)	661,537
Issuance of ordinary shares for conversion of convertible notes	$ 1,000		2,049,000					2,050,000		2,050,000
Issuance of ordinary shares for conversion of convertible notes (shares)	441,612
Issuance of ordinary shares for payments of dividends (shares)	6,666
Foreign currency translation adjustment, net of nil income taxes							(580,000)	(580,000)	(763,000)	(1,343,000)
Balance at ending at Dec. 31, 2023	$ 37,000	$ 2,000	$ 399,117,000	$ (17,900,000)	$ 8,000	$ (336,571,000)	$ 890,000	$ 45,583,000	$ 3,434,000	$ 49,017,000
Balance at ending (in shares) at Dec. 31, 2023	49,806,556	49,000